Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 153	$ (242)	$ (166)
Net actuarial gains (losses) on plan assets	(117)	517	199
Changes in asset ceiling excluding interest income	1	(26)	1
Net remeasurement gains (losses) recognized in OCI	37	249	34
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	6	(11)	(7)
Net remeasurement gains (losses) recognized in OCI	$ 6	$ (11)	$ (7)